S000004323 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.88%	12.26%	11.73%
iShares U.S. Financials ETF
Prospectus [Line Items]
Average Annual Return, Percent		31.38%	11.81%	11.29%
Performance Inception Date					May 22, 2000
iShares U.S. Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.94%	11.35%	10.80%
iShares U.S. Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.84%	9.30%	9.19%

[1]	Index returns through June 23, 2019 reflect the performance of the Dow Jones U.S. Financials Index, which, effective as of June 24, 2019, was replaced by the Dow Jones U.S. Financials Capped Index as the Underlying Index of the Fund. Index returns from June 24, 2019 through September 19, 2021 reflect the performance of the Dow Jones U.S. Financials Capped Index. Index returns beginning on September 20, 2021 reflect the performance of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index, which, effective as of September 20, 2021, replaced the Dow Jones U.S. Financials Capped Index as the Underlying Index of the Fund.